UNITED STATES
SECURITIES AND EXCHANGE
COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05987

Morgan Stanley New York Municipal Money Market Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

Joseph Benedetti, Esq.

Managing Director

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:	800-548-7786

Date of fiscal year end:	12/31

Date of reporting period:	7/1/13 – 6/30/14

FORM N-PX

ICA File Number:  811-05987

Registrant Name:  Morgan Stanley New York Municipal Money Market Trust

Reporting Period:  07/01/2013 - 06/30/2014

Morgan Stanley New York Municipal Money Market Trust

NUVEEN NEW YORK AMT-FREE MUNICIPAL INCOME FUND Meeting Date: AUG 07, 2013 Record Date: JUN 10, 2013 Meeting Type: ANNUAL
Ticker: NRK Security ID: 670656602
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director Judith M. Stockdale	Management	For	For
1.2	Elect Director Carole E. Stone	Management	For	For
1.3	Elect Director Virginia L. Stringer	Management	For	For
1.4	Elect Director William C. Hunter	Management	For	For
1.5	Elect Director William J. Schneider	Management	For	For

NUVEEN NEW YORK PERFORMANCE PLUS MUNICIPAL FUND, INC. Meeting Date: APR 04, 2014 Record Date: NOV 11, 2013 Meeting Type: ANNUAL
Ticker: NNP Security ID: 67062R609
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director William Adams, IV	Management	For	For
1.2	Elect Director Robert P. Bremner	Management	For	For
1.3	Elect Director Jack B. Evans	Management	For	For
1.4	Elect Director David J. Kundert	Management	For	For
1.5	Elect Director John K. Nelson	Management	For	For
1.6	Elect Director Thomas S. Schreier, Jr.	Management	For	For
1.7	Elect Director Judith M. Stockdale	Management	For	For
1.8	Elect Director Carole E. Stone	Management	For	For
1.9	Elect Director Virginia L. Stringer	Management	For	For
1.10	Elect Director Terence J. Toth	Management	For	For
1.11	Elect Director William C. Hunter	Management	For	For
1.12	Elect Director William J. Schneider	Management	For	For
2	Approve Reorganization of Funds Between Nuveen New York Performance Plus Municipal Fund, Inc. and Nuveen New York Dividend Advantage Municipal Fund	Management	For	For

END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Morgan Stanley New York Municipal Money Market Trust

By (Signature and Title)*

/s/ John H. Gernon
John H. Gernon President and Principal Executive Officer

Date	August 28, 2014

* Print the name and title of each signing officer under his or her signature.